CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) ¥ in Thousands	12 Months Ended
Dec. 31, 2014 CNY (¥)
Follow on Offering [Member]
Issuance of ordinary shares for cash, issuance costs	¥ 7,712
Tencent [Member]
Issuance of ordinary shares for cash, issuance costs	¥ 644